Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities
The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	Fair Value Measurements at December 31, 2023
(In thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$887	$—	$—	$887
Short-term investments	849	70,381	—	71,230
	$1,736	$70,381	$—	$72,117
Liabilities:
Warrant liability - public warrants	$1,555	$—	$—	$1,555
Warrant liability - private placement warrants	—	953	—	953
	$1,555	$953	$—	$2,508

	Fair Value Measurements at December 31, 2022
(In thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$515	$—	$—	$515
Short-term investments	—	69,448	—	69,448
	$515	$69,448	$—	$69,963
Liabilities:
Derivative liability	$—	$—	$971	$971
	$—	$—	$971	$971
The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	Fair Value Measurements at September 30, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$6,526	$—	$—	$6,526
Investments in Securities	868	60,547	—	61,415
	$7,394	$60,547	$—	$67,941
Liabilities:
Warrant liability - public warrants	$806	$—	$—	$806
Warrant liability - private placement warrants	—	1,387	—	1,387
Warrant liability - Series A penny warrants	—	—	1,533	1,533
	$806	$1,387	$1,533	$3,726

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$887	$—	$—	$887
Investments in Securities	849	70,381	—	71,230
	$1,736	$70,381	$—	$72,117
Liabilities:
Warrant liability - public warrants	$1,555	$—	$—	$1,555
Warrant liability - private placement warrants	—	953	—	953
	$1,555	$953	$—	$2,508

Schedule of Valuation Assumptions
The fair value of the derivative liability as of October 17, 2022 and December 27, 2023 was determined using the following assumptions:

October 17, 2022
Exchange closing price	$9.82
Contractual conversion price	$10.00
Risk-free rate	4.3%
Estimated volatility	4.5%

December 27, 2023
Exchange closing price	$11.98
Contractual conversion price	$10.00
Risk-free rate	5.6%
Estimated volatility	15.1%
The fair value of the Series A Penny Warrant liability as of March 4, 2024 and September 30, 2024 was determined utilizing a Monte Carlo simulation valuation method, using the following inputs and assumptions:

$ in thousands, except for Stock price, Strike price, and share amounts	March 4, 2024
Warrant Shares	1,304,907
Aggregate Value Cap	$11,250
Stock price	$15.49
Strike price	$0.01
Term (in years)	5 years
Volatility	95.0%
Risk free rate	4.2%
Dividend Rate	—%

$ in thousands, except for Stock price, Strike price, and share amounts	September 30, 2024
Warrant Shares	1,274,742
Aggregate Value Cap	$11,250
Stock price	$2.98
Strike price	$0.01
Term (in years)	4.4 years
Volatility	105.0%
Risk free rate	3.6%
Dividend Rate	—%